Provisions and other liabilities - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2021
Disclosure of other provisions [line items]
Provisions made during the year		$ 30,900,000	$ 3,295,000
Upward adjustments / increase in provision		65,000
Expenditures		4,030,000	2,634,000
Downward adjustments / provision eliminated		1,112,000	1,486,000
Effect of movements in exchange rates		(5,000)	48,000
Onerous contracts provision		300,000
Arcola Energy Limited
Disclosure of other provisions [line items]
Contingent cash consideration				$ 26,258,000
Arcola Energy Limited | Contingent consideration liability
Disclosure of other provisions [line items]
Payment of contingent consideration liability	$ 4,800,000
Arcola Energy Limited | Top of range
Disclosure of other provisions [line items]
Contingent consideration recognised as of acquisition date				$ 27,000,000
Cumulative Effect, Period of Adoption, Adjustment | Onerous Contracts-Cost of Fulfilling Contract
Disclosure of other provisions [line items]
Onerous contracts provision		1,200,000
Warranty provision
Disclosure of other provisions [line items]
Provisions made during the year		4,102,000	3,189,000
New additions to provision		2,711,000	3,098,000
Upward adjustments / increase in provision		1,391,000	91,000
Expenditures		3,894,000	2,569,000
Downward adjustments / provision eliminated		1,112,000	1,486,000
Effect of movements in exchange rates		(9,000)	11,000
Decommissioning liabilities
Disclosure of other provisions [line items]
Provisions made during the year		109,000	40,000
New additions to provision		44,000	40,000
Upward adjustments / increase in provision			0
Expenditures		0	0
Downward adjustments / provision eliminated		0	0
Effect of movements in exchange rates		$ 4,000	$ 36,000
Estimated future cash flows discounted percentage		1.25%	0.39%
Undiscounted amount of the estimated cash flows		$ 1,877,000	$ 1,764,000